UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4007

Legg Mason Partners Trust II

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

ANNUAL REPORT

OCTOBER 31, 2007

Legg Mason Partners Capital Preservation Fund II

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Capital Preservation Fund II

Annual Report • October 31, 2007

What’s

Inside

Note: In August 2007, the Fund’s Board approved the liquidation of the Fund, and such liquidation occurred on November 9, 2007.

Fund at a Glance (unaudited)

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on May 1, 2007 and held for the six months ended October 31, 2007.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(3)	Expenses Paid During the Period(4)
Class A	0.34%	$1,000.00	$1,003.40	1.87%	$9.44

Class B	0.09	1,000.00	1,000.90	2.62	13.21

Class C	0.00	1,000.00	1,000.00	2.62	13.21

(1)	For the six months ended October 31, 2007.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable initial sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(4)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio(2)	Expenses Paid During the Period(3)
Class A	5.00%	$1,000.00	$1,015.78	1.87%	$9.50

Class B	5.00	1,000.00	1,012.00	2.62	13.29

Class C	5.00	1,000.00	1,012.00	2.62	13.29

(1)	For the six months ended October 31, 2007.

(2)	The expense ratios do not include the non-recurring restructuring and/or reorganization fees.

(3)

Expenses (net of fee waivers and/or expense reimbursements) are equal to each Class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         3

Fund Performance

Average Annual Total Returns(1) (unaudited)

	Without Sales Charges(2)
	Class A	Class B	Class C
Twelve Months Ended 10/31/07	4.44%	3.70%	3.70%

Inception* through 10/31/07	2.77	2.02	2.01

	With Sales Charges(3)
	Class A	Class B	Class C
Twelve Months Ended 10/31/07	(0.78)%	(1.30)%	2.70%

Inception* through 10/31/07	1.74	2.02	2.01

Cumulative Total Return(1) (unaudited)

Without Sales Charges(2)
Class A (inception* through 10/31/07)	14.94%

Class B (inception* through 10/31/07)	10.75

Class C (inception* through 10/31/07)	10.71

(1)

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(2)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect deduction of all applicable sales charge with respect to Class A shares or the applicable CDSC with respect to Class B and C shares.

(3)

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.00% and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase payment. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception date for Class A, B and C shares is September 23, 2002.

4         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Historical Performance (unaudited)

Value of $10,000 Invested in Class A Shares of the Legg Mason Partners Capital Preservation Fund II vs. S&P 500 Index and Lehman Brothers Aggregate Bond Index† (September 2002 — October 2007)

†	Hypothetical Illustration of $10,000 invested in Class A shares at inception on September 23, 2002, assuming deduction of the maximum 5.00% initial sales charge at the time of investment for Class A shares. It also assumes reinvestment of distributions, including return of capital, if any, through October 31, 2007. The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks. The Lehman Brothers Aggregate Bond Index is a broad-based bond index comprised of Government, Corporate, Mortgage and Asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

*	Benchmark return beginning September 30, 2002.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         5

Schedule of Investments (October 31, 2007)

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Face Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATION — 54.2%
U.S. Government Obligations — 54.2%
$85,500,000	U.S. Treasury STRIPS, zero coupon bond to yield 4.898% due 11/15/07 (a) (Cost — $85,344,478)	$85,362,858

Shares
COMMON STOCKS — 37.7%
CONSUMER DISCRETIONARY — 4.3%
Media — 3.2%
89,666	Interpublic Group of Cos. Inc.*	928,043
76,829	News Corp., Class B Shares	1,761,689
55,394	Time Warner Inc.	1,011,494
37,454	Walt Disney Co.	1,297,032

	Total Media	4,998,258

Specialty Retail — 1.1%
40,101	Gap Inc.	757,909
24,982	Home Depot Inc.	787,183
9,184	Williams-Sonoma Inc.	288,745

	Total Specialty Retail	1,833,837

	TOTAL CONSUMER DISCRETIONARY	6,832,095

CONSUMER STAPLES — 2.5%
Food & Staples Retailing — 0.8%
27,858	Wal-Mart Stores Inc.	1,259,460

Food Products — 1.3%
19,449	Kraft Foods Inc., Class A Shares	649,791
40,634	Unilever PLC, ADR	1,375,867

	Total Food Products	2,025,658

Household Products — 0.4%
8,427	Kimberly-Clark Corp.	597,390

	TOTAL CONSUMER STAPLES	3,882,508

ENERGY — 3.6%
Energy Equipment & Services — 1.7%
6,133	Baker Hughes Inc.	531,854
14,235	BJ Services Co.	358,579
13,172	GlobalSantaFe Corp.	1,067,327
5,100	Nabors Industries Ltd.*	143,208
5,731	Schlumberger Ltd.	553,443

	Total Energy Equipment & Services	2,654,411

Oil, Gas & Consumable Fuels — 1.9%
15,024	Anadarko Petroleum Corp.	886,716

See Notes to Financial Statements.

6         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Schedule of Investments (October 31, 2007) (continued)

Shares	Security	Value

Oil, Gas & Consumable Fuels — 1.9% (continued)
9,347	Chevron Corp.	$855,344
6,634	Exxon Mobil Corp.	610,262
20,124	Williams Cos. Inc.	734,325

	Total Oil, Gas & Consumable Fuels	3,086,647

	TOTAL ENERGY	5,741,058

EXCHANGE TRADED FUND — 1.3%
47,166	Utilities Select Sector SPDR Fund	2,002,197

FINANCIALS — 6.5%
Capital Markets — 1.9%
1,912	Franklin Resources Inc.	247,948
19,634	Merrill Lynch & Co. Inc.	1,296,237
18,717	State Street Corp.	1,493,055

	Total Capital Markets	3,037,240

Consumer Finance — 0.8%
19,388	American Express Co.	1,181,699

Diversified Financial Services — 2.1%
31,330	Bank of America Corp.	1,512,612
39,639	JPMorgan Chase & Co.	1,863,033

	Total Diversified Financial Services	3,375,645

Insurance — 1.4%
7,260	Allied World Assurance Holdings Ltd.	347,827
11,651	American International Group Inc.	735,411
21,566	Chubb Corp.	1,150,546

	Total Insurance	2,233,784

Thrifts & Mortgage Finance — 0.3%
24,950	PMI Group Inc.	399,948

	TOTAL FINANCIALS	10,228,316

HEALTH CARE — 5.0%
Life Sciences Tools & Services — 0.2%
26,931	Enzo Biochem Inc.*	326,135

Pharmaceuticals — 4.8%
32,156	Abbott Laboratories	1,756,361
10,369	Eli Lilly & Co.	561,481
18,120	GlaxoSmithKline PLC, ADR	928,650
19,064	Johnson & Johnson	1,242,401
9,948	Novartis AG, ADR	528,935
53,140	Pfizer Inc.	1,307,775
25,571	Wyeth	1,243,518

	Total Pharmaceuticals	7,569,121

	TOTAL HEALTH CARE	7,895,256

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         7

Schedule of Investments (October 31, 2007) (continued)

Shares	Security	Value

INDUSTRIALS — 4.8%
Aerospace & Defense — 2.8%
11,681	Boeing Co.	$1,151,630
24,720	Honeywell International Inc.	1,493,335
28,744	Raytheon Co.	1,828,406

	Total Aerospace & Defense	4,473,371

Building Products — 0.1%
3,936	Simpson Manufacturing Co. Inc.	118,041

Industrial Conglomerates — 0.9%
33,026	General Electric Co.	1,359,350

Machinery — 1.0%
13,518	Caterpillar Inc.	1,008,578
12,193	Dover Corp.	560,878

	Total Machinery	1,569,456

	TOTAL INDUSTRIALS	7,520,218

INFORMATION TECHNOLOGY — 6.6%
Communications Equipment — 1.5%
32,121	Cisco Systems Inc.*	1,061,920
65,396	Motorola Inc.	1,228,791

	Total Communications Equipment	2,290,711

Computers & Peripherals — 0.6%
8,860	International Business Machines Corp.	1,028,823

Electronic Equipment & Instruments — 0.4%
17,332	Agilent Technologies Inc.*	638,684

Internet Software & Services — 0.4%
12,782	eBay Inc.*	461,430
6,550	VeriSign Inc.*	223,290

	Total Internet Software & Services	684,720

Semiconductors & Semiconductor Equipment — 2.5%
61,830	Applied Materials Inc.	1,200,739
22,015	Novellus Systems Inc.*	625,446
93,592	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	996,755
33,170	Texas Instruments Inc.	1,081,342
2,093	Verigy Ltd.*	48,118

	Total Semiconductors & Semiconductor Equipment	3,952,400

Software — 1.2%
49,931	Microsoft Corp.	1,837,960

	TOTAL INFORMATION TECHNOLOGY	10,433,298

MATERIALS — 1.9%
Chemicals — 0.7%
7,190	Dow Chemical Co.	323,838
16,885	E.I. du Pont de Nemours & Co.	835,976

	Total Chemicals	1,159,814

See Notes to Financial Statements.

8         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Schedule of Investments (October 31, 2007) (continued)

Shares	Security	Value

Metals & Mining — 0.6%
24,045	Alcoa Inc.	$951,941

Paper & Forest Products — 0.6%
12,802	Weyerhaeuser Co.	971,800

	TOTAL MATERIALS	3,083,555

TELECOMMUNICATION SERVICES — 1.2%
Wireless Telecommunication Services — 1.2%
47,874	Vodafone Group PLC, ADR	1,880,012

	TOTAL COMMON STOCKS (Cost — $48,882,234)	59,498,513

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $134,226,712)	144,861,371

Face Amount
SHORT-TERM INVESTMENTS — 9.2%
U.S. Government Obligations — 6.8%
	U.S. Treasury Bills:
$10,000,000	4.808% due 11/15/07 (b)	9,986,820
650,000	3.918% due 12/20/07 (a)(b)(c)	646,578

	Total U.S. Government Obligations (Cost — $10,628,134)	10,633,398

Repurchase Agreement — 2.4%
3,790,000	State Street Bank & Trust Co., dated 10/31/07, 4.070% due 11/1/07; Proceeds at maturity — $3,790,428; (Fully collateralized by U.S. Treasury Bond, 6.250% due 8/15/23; Market value — $3,868,193) (Cost — $3,790,000)	3,790,000

	TOTAL SHORT-TERM INVESTMENTS (Cost — $14,418,134)	14,423,398

	TOTAL INVESTMENTS — 101.1% (Cost — $148,644,846#)	159,284,769
	Liabilities in Excess of Other Assets — (1.1)%	(1,699,683)

	TOTAL NET ASSETS — 100.0%	$157,585,086

*	Non-income producing security.

(a)	All or a portion of this security is segregated for open futures contracts.

(b)	Rate shown represents yield-to-maturity.

(c)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is $149,133,231.

Abbreviations used in this schedule:
ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         9

Statement of Assets and Liabilities (October 31, 2007)

ASSETS:
Investments, at value (Cost — $148,644,846)	$159,284,769
Cash	1,643
Dividends and interest receivable	53,662
Receivable from broker — variation margin on open futures contracts	28,350
Receivable for Fund shares sold	4,588

Total Assets	159,373,012

LIABILITIES:
Payable for Fund shares repurchased	1,165,803
Distribution fees payable	133,320
Investment management fee payable	107,051
Guarantee fee payable	107,051
Trustees’ fees payable	1,453
Accrued expenses	273,248

Total Liabilities	1,787,926

Total Net Assets	$157,585,086

NET ASSETS:
Par value (Note 7)	$135
Paid-in capital in excess of par value	145,001,007
Undistributed net investment income	1,782,417
Accumulated net realized gain on investments and futures contracts	160,915
Net unrealized appreciation on investments and futures contracts	10,640,612

Total Net Assets	$157,585,086

Shares Outstanding:
Class A	1,194,485

Class B	11,464,122

Class C	889,679

Net Asset Value:
Class A (and redemption price)	$11.76

Class B *	$11.62

Class C *	$11.62

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.00%)	$12.38

*	Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Statement of Operations (For the year ended October 31, 2007)

INVESTMENT INCOME:
Interest	$6,413,277
Dividends	1,448,818
Less: Foreign taxes withheld	(13,011)

Total Investment Income	7,849,084

EXPENSES:
Distribution fees (Notes 2 and 4)	1,947,700
Investment management fee (Note 2)	1,558,480
Guarantee fee (Note 6)	1,558,480
Legal fees	151,387
Transfer agent fees (Note 4)	67,235
Audit and tax	38,000
Restructuring fees (Note 12)	20,585
Trustees’ fees (Note 12)	17,719
Custody fees	2,768
Shareholder reports (Note 4)	1,707
Miscellaneous expenses	8,638

Total Expenses	5,372,699
Less: Fee waivers and/or expense reimbursement (Notes 2 and 12)	(38,096)

Net Expenses	5,334,603

Net Investment Income	2,514,481

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 3):
Net Realized Gain From:
Investment transactions	664,436
Futures contracts	468,847

Net Realized Gain	1,133,283

Change in Net Unrealized Appreciation/Depreciation From:
Investments	5,053,036
Futures contracts	(272,499)

Change in Net Unrealized Appreciation/Depreciation	4,780,537

Net Gain on Investments and Futures Contracts	5,913,820

Increase in Net Assets From Operations	$8,428,301

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         11

Statements of Changes in Net Assets (For the years ended October 31,)

	2007	2006
OPERATIONS:
Net investment income	$2,514,481	$1,083,045
Net realized gain	1,133,283	3,069,046
Change in net unrealized appreciation/depreciation	4,780,537	9,356,844

Increase in Net Assets From Operations	8,428,301	13,508,935

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(1,400,039)	(2,200,012)
Net realized gains	(3,673,630)	(10,313,564)

Decrease in Net Assets From Distributions to Shareholders	(5,073,669)	(12,513,576)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	587,029	300,383
Reinvestment of distributions	4,740,277	11,718,717
Cost of shares repurchased	(101,462,125)	(129,103,926)

Decrease in Net Assets From Fund Share Transactions	(96,134,819)	(117,084,826)

Decrease in Net Assets	(92,780,187)	(116,089,467)
NET ASSETS:
Beginning of year	250,365,273	366,454,740

End of year*	$157,585,086	$250,365,273

* Includes undistributed net investment income of:	$1,782,417	$647,390

See Notes to Financial Statements.

12         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31:

Class A Shares(1)	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Year	$11.58		$11.49	$11.79	$11.68	$11.40

Income (Loss) From Operations:
Net investment income	0.22		0.12	0.13	0.09	0.10
Net realized and unrealized gain (loss)	0.29		0.46	(0.14)	0.12	0.21

Total Income (Loss) From Operations	0.51		0.58	(0.01)	0.21	0.31

Less Distributions From:
Net investment income	(0.15)		(0.15)	(0.03)	(0.10)	(0.03)
Net realized gains	(0.18)		(0.34)	(0.26)	—	—

Total Distributions	(0.33)		(0.49)	(0.29)	(0.10)	(0.03)

Net Asset Value, End of Year	$11.76		$11.58	$11.49	$11.79	$11.68

Total Return(2)	4.44%		5.25%	(0.08)%	1.77%	2.73%

Net Assets, End of Year (000s)	$14,053		$19,634	$26,243	$38,724	$58,594

Ratios to Average Net Assets:
Gross expenses	1.90	%(3)	1.88%	1.87%	1.92%	1.94%
Net expenses(4)	1.88	(3)(5)	1.86 (5)	1.63 (5)	1.91 (5)	1.94
Net investment income	1.90		1.04	1.13	0.73	0.83

Portfolio Turnover Rate	101%		16%	16%	10%	114%

(1)	Per share amounts have been calculated using the average shares method.

(2)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 1.89% and 1.87%, respectively (Note 12).

(4)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 1.95%.

(5)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:

Class B Shares(1)	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Year	$11.44		$11.34	$11.70	$11.60	$11.40

Income (Loss) From Operations:
Net investment income	0.13		0.03	0.04	0.00 (2)	0.01
Net realized and unrealized gain (loss)	0.29		0.48	(0.14)	0.11	0.22

Total Income (Loss) From Operations	0.42		0.51	(0.10)	0.11	0.23

Less Distributions From:
Net investment income	(0.06)		(0.07)	—	(0.01)	(0.03)
Net realized gains	(0.18)		(0.34)	(0.26)	—	—

Total Distributions	(0.24)		(0.41)	(0.26)	(0.01)	(0.03)

Net Asset Value, End of Year	$11.62		$11.44	$11.34	$11.70	$11.60

Total Return(3)	3.70%		4.58%	(0.87)%	0.94%	2.01%

Net Assets, End of Year (000s)	$133,192		$215,129	$312,617	$448,695	$590,590

Ratios to Average Net Assets:
Gross expenses	2.65	%(4)	2.63%	2.62%	2.67%	2.69%
Net expenses(5)	2.63	(4)(6)	2.60 (6)	2.39 (6)	2.66 (6)	2.69
Net investment income (loss)	1.15		0.31	0.38	(0.02)	0.09

Portfolio Turnover Rate	101%		16%	16%	10%	114%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Amount represents less than $0.005 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 2.64% and 2.62%, respectively (Note 12).

(5)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class B shares will not exceed 2.70%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:

Class C Shares(1)	2007		2006	2005	2004	2003
Net Asset Value, Beginning of Year	$11.44		$11.34	$11.70	$11.60	$11.40

Income (Loss) From Operations:
Net investment income	0.13		0.04	0.04	0.00 (2)	0.01
Net realized and unrealized gain (loss)	0.29		0.46	(0.14)	0.11	0.22

Total Income (Loss) From Operations	0.42		0.50	(0.10)	0.11	0.23

Less Distributions From:
Net investment income	(0.06)		(0.06)	—	(0.01)	(0.03)
Net realized gains	(0.18)		(0.34)	(0.26)	—	—

Total Distributions	(0.24)		(0.40)	(0.26)	(0.01)	(0.03)

Net Asset Value, End of Year	$11.62		$11.44	$11.34	$11.70	$11.60

Total Return(3)	3.70%		4.56%	(0.87)%	0.94%	2.00%

Net Assets, End of Year (000s)	$10,340		$15,602	$27,595	$50,844	$89,922

Ratios to Average Net Assets:
Gross expenses	2.65	%(4)	2.63%	2.62%	2.67%	2.69%
Net expenses(5)	2.63	(4)(6)	2.58 (6)	2.41 (6)	2.67 (6)	2.69
Net investment income (loss)	1.15		0.32	0.36	(0.03)	0.09

Portfolio Turnover Rate	101%		16%	16%	10%	114%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Amount represents less than $0.005 per share.

(3)

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(4)

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 2.64% and 2.62%, respectively (Note 12).

(5)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class C shares will not exceed 2.70%.

(6)	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         15

Notes to Financial Statements

1.	Organization and Significant Accounting Policies

Legg Mason Partners Capital Preservation Fund II (the “Fund”) is a separate diversified investment series of Legg Mason Partners Trust II (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically as a substitution for buying or selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

16         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Notes to Financial Statements (continued)

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Stripped Securities. The Fund invests in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(f) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

(g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         17

Notes to Financial Statements (continued)

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statement. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. During the current year, the following reclassifications have been made:

	Undistributed Net Investment Income	Paid-in Capital
(a)	$20,585	$(20,585)

(a)	Reclassifications are primarily due to book/tax differences in the treatment of various items.

2.	Investment Management Agreement and Other Transactions with Affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) and Batterymarch Financial Management, Inc. (“Batterymarch”) are the Fund’s subadvisers. LMPFA, ClearBridge and Batterymarch are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays the subadvisers 70% of the net management fee it receives from the Fund. This fee will be divided between the subadvisers, on a pro rata basis, based on the assets allocated to each subadviser, from time to time.

During the year ended October 31, 2007, LMPFA reimbursed the Fund for expenses amounting to $38,096.

During the year ended October 31, 2007, the Fund’s Class A, B and C shares had voluntary expense limitations in place of 1.95%, 2.70% and 2.70%, respectively.

During the reporting period, Citigroup Global Markets Inc. (“CGM”), PFS Investments, Inc. (“PFS”) and Legg Mason Investor Services, LLC (“LMIS”) served as distributors of the Fund.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which

18         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Notes to Financial Statements (continued)

applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended October 31, 2007, LMIS and its affiliates did not receive sales charges from the Fund’s Class A shares. In addition, for the year ended October 31, 2007, CDSCs paid to LMIS and its affiliates were approximately:

Class B
CDSCs	$438,000

On July 10, 2006, a retirement plan applicable to the Fund was amended by the Board then overseeing the Fund (the “Previous Board”) to provide for the payment of certain benefits (in lieu of any other retirement payments under any previous plans) to Trustees who had not elected to retire as of April 2007. Trustees electing to receive benefits under the amended plan waived all rights to receive payments to which they were previously entitled under the plan. All of the Trustees comprising the Previous Board (and who had not elected to retire as of April 2007) elected to receive benefits under the amended plan. Each fund overseen by the Previous Board (including the Fund) paid its pro rata share (based upon asset size) of such benefits to the Trustees comprising the Previous Board. Legg Mason or its affiliates agreed to reimburse the funds an amount equal to 50% of these benefits. The Fund’s allocable share of benefits under this amendment was $1,064. Generally, benefits under the retirement plan are paid in quarterly installments unless the Trustee elected to receive them in a lump sum at net present value. Two former Trustees are currently receiving payments under the retirement plan.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the year ended October 31, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$34,155,638	$157,977,612

Sales	56,557,485	238,546,888

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         19

Notes to Financial Statements (continued)

At October 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$11,609,292
Gross unrealized depreciation	(1,457,754)

Net unrealized appreciation	$10,151,538

At October 31, 2007, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain
Contracts to Buy:
S&P 500 Index	6	12/07	$2,331,661	$2,332,350	$689

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan the Fund pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the year ended October 31, 2007, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class A	$43,425	$12,617	$140
Class B	1,774,756	51,128	1,436
Class C	129,519	3,490	131

Total	$1,947,700	$67,235	$1,707

5.	Distributions to Shareholders by Class

	Year Ended October 31, 2007	Year Ended October 31, 2006
Net Investment Income
Class A	$245,052	$338,848
Class B	1,076,662	1,717,153
Class C	78,325	144,011

Total	$1,400,039	$2,200,012

Net Realized Gains
Class A	$294,522	$745,712
Class B	3,149,952	8,803,070
Class C	229,156	764,782

Total	$3,673,630	$10,313,564

20         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Notes to Financial Statements (continued)

6.	The Guarantee

Provided that all distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that on the Guarantee Maturity Date, as described in the prospectus, each shareholder will be entitled to redeem his or her shares for an amount no less than the value of that shareholder’s account as of the close of business on November 1, 2002, less certain expenses. The Fund’s guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation (the “Guarantor”) pursuant to a financial guarantee insurance policy issued by the Guarantor for the benefit of the shareholders of the Fund. The Guarantor has earned triple-A ratings, the highest ratings available from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc., and Fitch Ratings, Inc. These ratings are an essential part of the Guarantor’s ability to provide credit enhancement. The Fund will pay to the Guarantor a fee equal to 0.75% of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. The guarantee fees amounted to $1,558,480 for the year ended October 31, 2007. This fee is calculated daily and paid monthly. Please see the prospectus for more information relating to the guarantee arrangement.

The Fund liquidated on November 9, 2007.

7.	Shares of Beneficial Interest

At October 31, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended October 31, 2007		Year Ended October 31, 2006
	Shares	Amount	Shares	Amount
Class A
Shares sold	50,275	$586,995	26,236	$297,399
Shares issued on reinvestment	45,972	524,543	94,936	1,057,594
Shares repurchased	(597,092)	(6,960,335)	(710,735)	(8,042,558)

Net Decrease	(500,845)	$(5,848,797)	(589,563)	$(6,687,565)

Class B
Shares sold	3	$34	106	$2,984
Shares issued on reinvestment	346,377	3,927,921	885,861	9,815,338
Shares repurchased	(7,689,017)	(88,742,682)	(9,636,015)	(108,199,911)

Net Decrease	(7,342,637)	$(84,814,727)	(8,750,048)	$(98,381,589)

Class C
Shares issued on reinvestment	25,358	$287,813	76,335	$845,785
Shares repurchased	(499,196)	(5,759,108)	(1,145,115)	(12,861,457)

Net Decrease	(473,838)	$(5,471,295)	(1,068,780)	$(12,015,672)

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         21

Notes to Financial Statements (continued)

8.	Income Tax Information and Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, were as follows:

	2007	2006
Distribution Paid From:
Ordinary Income	$2,422,877	$3,107,762
Net Long-term Capital Gains	2,650,792	9,405,814

Total Distribution Paid	$5,073,669	$12,513,576

As of October 31,2007, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income — net	$2,432,406
Other book/tax temporary differences (a)	(689)
Unrealized appreciation (depreciation) (b)	10,152,227

Total accumulated Earnings/(losses) — Net	$12,583,944

(a)	Other book/tax temporary differences are attributable primarily to the realization for tax purposes of unrealized gains on certain futures contracts.

(b)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

9.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then-investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the

22         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Notes to Financial Statements (continued)

materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         23

Notes to Financial Statements (continued)

things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers Funds. In addition, according to the complaints, the Managers caused the Defendants Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. The plaintiffs have the right to appeal the order within 30 days after entry of judgement.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

*  *  *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of Funds, rescission of the funds’ management and other contracts with

24         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Notes to Financial Statements (continued)

SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint. The plaintiffs have filed a notice of appeal.

11.	Other Matters

As previously disclosed, on September 16, 2005 the staff of the SEC informed SBFM and SBAM that the staff was considering recommending administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). On September 27, 2007, SBFM and SBAM, without admitting or denying any findings therein, consented to the entry of an order by the SEC relating to the disclosure by certain other funds that are closed-end funds of the sources of distributions paid by the funds between 2001 and 2004. Each of SBFM and SBAM agreed to pay a fine of $450,000, for which it was indemnified by Citigroup, Inc., its former parent. It is not expected that this matter will adversely impact the Fund or its current investment adviser.

*  *  *

On or about May 30, 2006, John Halebian, a purported shareholder of Citi New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         25

Notes to Financial Statements (continued)

those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, has determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also has so determined and, adopting the recommendation of the committee, has directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

12.	Special Shareholder Meeting and Reorganization

Shareholders of the Fund approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies. The portions of these costs borne by the Fund and reflected in the Statement of Operations are deemed extraordinary and, therefore, not subject to expense limitation agreements, if applicable.

13.	Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s

26         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Notes to Financial Statements (continued)

sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was November 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.

*  *  *

On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

14.	Subsequent Event

In August 2007, the Fund’s Board approved the liquidation of the Fund, and such liquidation occurred on November 9, 2007.

Legg Mason Partners Capital Preservation Fund II 2007 Annual Report         27

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Legg Mason Partners Trust II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason Partners Capital Preservation Fund II, a series of Legg Mason Partners Trust II as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Partners Capital Preservation Fund II as of October 31, 2007, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

The accompanying financial statements have been prepared on the going-concern basis of accounting, which, for this Fund, is substantially the same as liquidating basis. As more fully described in Note 14 of the Notes to the Financial Statements, on November 9, 2007 the Fund was liquidated under a plan of liquidation approved by the Board of Trustees during August 2007. As a result of the liquidation, proceeds were paid to the Fund’s shareholders on that date.

New York, New York

December 21, 2007

28         Legg Mason Partners Capital Preservation Fund II 2007 Annual Report

Additional Information (unaudited)

Information about Trustees and Officers

The business and affairs of the Legg Mason Partners Capital Preservation Fund II (the “Fund”) are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and officers of the Trust is set forth below. The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling Shareholder Services at 1-800-451-2010.

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Non-Interested Trustees:
Elliott J. Berv c/o R. Jay Gerken, CFA Legg Mason & Co., LLC (“Legg Mason”) 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	President and Chief Executive Officer, Catalyst (consulting) (since 1984); Formerly, Chief Executive Officer, Rocket City Enterprises (media) (from 2000 to 2005); Formerly, Chief Executive Officer, Landmark City (real estate development) (from 2001 to 2004); Formerly, Executive Vice President, DigiGym Systems (personal fitness systems) (from 2001 to 2004); Formerly, Chief Executive Officer, Motorcity USA (Motorsport Racing) (from 2004 to 2005)	68	Board Member, American Identity Corp. (doing business as Morpheus Technologies) (biometric information management) (since 2001); Director, Lapoint Industries (industrial filter company) (since 2002); Director, Alzheimer’s Association (New England Chapter) (since 1998)

A. Benton Cocanougher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1938	Trustee	Since 1991	Dean Emeritus and Professor, Texas A&M University (since 2004); Formerly, Interim Chancellor, Texas A&M University System (from 2003 to 2004); Formerly, Special Advisor to the President, Texas A&M University (from 2002 to 2003)	68	None

Jane F. Dasher c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1949	Trustee	Since 1999	Chief Financial Officer, Korsant Partners, LLC (a family investment company)	68	None

Legg Mason Partners Capital Preservation Fund II         29

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Mark T. Finn c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1943	Trustee	Since 1989	Adjunct Professor, College of William & Mary (since 2002); Principal/Member Balvan Partners (investment management) (since 2002); Chairman, Chief Executive Officer and Owner, Vantage Consulting Group, Inc. (investment management) (since 1988)	68	None

Rainer Greeven c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1936	Trustee	Since 1994	Attorney, Rainer Greeven PC; President and Director, 62nd Street East Corporation (real estate) (since 2002)	68	None

Stephen R. Gross c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1947	Trustee	Since 1986	Chairman, HLB Gross Collins, PC (accounting and consulting firm) (since 1979); Treasurer, Coventry Limited, Inc. (Senior Living Facilities) (since 1985); Formerly, Managing Director, Fountainhead Ventures, LLC (technology accelerator) (from 1998 to 2003)	68	Director, Andersen Calhoun (assisted living) (since 1987); Formerly, Director ebank Financial Services, Inc. (from 1999 to 2004)

Richard E. Hanson, Jr. c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1985	Retired; Formerly, Headmaster, The New Atlanta Jewish Community High School, Atlanta, Georgia (from 1996 to 2000)	68	None

Diana R. Harrington c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1940	Trustee	Since 1992	Professor, Babson College (since 1992)	68	None

30         Legg Mason Partners Capital Preservation Fund II

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Susan M. Heilbron c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1945	Trustee	Since 1994	Independent Consultant (since 2001)	68	None

Susan B. Kerley c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Trustee	Since 1992	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)	68	Chairperson and Independent Board Member of Eclipse Fund, Inc. and Eclipse Funds (which trade as Mainstay Funds) (currently supervises 16 investment companies in the fund complex) (since 1991)

Alan G. Merten c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1941	Trustee	Since 1990	President, George Mason University (since 1996)	68	Director of Cardinal Financial Corporation (since November 2006); Trustee, First Potomac Realty Trust (since 2005); Formerly, Director, Xybernaut Corporation (information technology) (from 2004 to 2006); Formerly Director, Digital Net Holdings, Inc. (from 2003 to 2004); Formerly, Director, Comshare, Inc. (information technology) (from 1985 to 2003)

R. Richardson Pettit c/o R. Jay Gerken, CFA Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1942	Trustee	Since 1990	Formerly, Duncan Professor of Finance, University of Houston (from 1977 to 2006)	68	None

Legg Mason Partners Capital Preservation Fund II         31

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Interested Trustee:
R. Jay Gerken, CFA† Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; Chairman of the Board and Trustee/Director of 154 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and its affiliates; Chairman, President and Chief Executive Officer of LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason and its affiliates; Formerly, Chairman President and Chief Executive Officer of Travelers Investment Adviser, Inc. (“TIA”) (2002 to 2005)	137	Trustee, Consulting Group Capital Markets Funds (from 2002 to 2006)

Officers:
Frances M. Guggino Legg Mason 125 Broad Street New York, NY 10004 Birth Year: 1957	Chief Financial Officer and Treasurer	Since 2004	Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with Legg Mason; Formerly, Controller of certain mutual funds associated with Legg Mason (from 1999 to 2004)	N/A	N/A

32         Legg Mason Partners Capital Preservation Fund II

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Ted P. Becker Legg Mason 620 Eighth Avenue New York, NY 10018 Birth Year: 1951	Chief Compliance Officer	Since 2006	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance at Legg Mason (since 2005); Chief Compliance Officer with certain mutual funds associated with Legg Mason, LMPFA and certain affiliates (since 2006); Managing Director of Compliance at Legg Mason or its predecessor (from 2002 to 2005)	N/A	N/A

John Chiota 300 First Stamford Place Stamford, CT 06902 Birth Year: 1968	Chief Anti- Money Laundering Compliance Officer	Since 2006	Vice President of Legg Mason or its predecessor (since 2004); Chief Anti- Money Laundering Compliance Officer with certain mutual funds associated with Legg Mason or its affiliates (since 2006); Prior to August 2004, Chief AML Compliance Officer with TD Waterhouse	N/A	N/A

Robert I. Frenkel Legg Mason 300 First Stamford Place Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors (since 1994); Secretary and Chief Legal Officer of mutual funds associated with Legg Mason (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)	N/A	N/A

Legg Mason Partners Capital Preservation Fund II         33

Additional Information (unaudited) (continued)

Name, Address and Birth Year	Position(s) Held with Fund*	Term of Office* and Length of Time Served**	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee
Thomas C. Mandia Legg Mason 300 First Stamford Place Stamford, CT 06902 Birth Year: 1962	Assistant Secretary	Since 2000	Managing Director and Deputy Counsel of Legg Mason (since 2005); Managing Director and Deputy General Counsel for CAM (since 1992); Assistant Secretary of certain mutual funds associated with Legg Mason	N/A	N/A

David Castano Legg Mason 125 Broad Street New York, NY 10004 Birth Year: 1971	Controller	Since 2007	Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Treasurer of Lord Abbett mutual funds (from 2004 to 2006); Supervisor at UBS Global Asset Management (from 2003 to 2004); Accounting Manager at Citigroup Asset Management (prior to 2003)	N/A	N/A

Matthew Plastina Legg Mason 125 Broad Street New York, NY 10004 Birth Year: 1970	Controller	Since 2007	Assistant Vice President of Legg Mason or its predecessor (since 1999); Controller of certain mutual funds associated with Legg Mason (since 2007); Formerly, Assistant Controller of certain mutual funds associated with Legg Mason (from 2002 to 2007)	N/A	N/A

*	Each Trustee and Officer serves until his or her successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

**	Indicates the earliest year in which the Trustee became a Board Member for a Fund in the Legg Mason Partners Fund complex.

†	Mr. Gerken is an “interested person” of the Fund as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of LMPFA and of certain of its affiliates.

34         Legg Mason Partners Capital Preservation Fund II

Important Tax Information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended October 31, 2007:

Record Date:	12/7/2006
Payable Date:	12/8/2006

Ordinary Income:
Qualified Dividend Income for Individuals	61.24%

Dividends Qualifying for the Dividends Received Deduction for Corporations	45.94%

Interest from Federal Obligations	41.69%

Long-Term Capital Gain Dividend	$0.127834

The law varies in each states as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommended that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.

Legg Mason Partners Capital Preservation Fund II         35

Legg Mason Partners Capital Preservation Fund II

TRUSTEES

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Rainer Greeven

R. Jay Gerken, CFA
Chairman

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

INVESTMENT MANAGER

Legg Mason Partners Fund Advisor, LLC

SUBADVISERS

Batterymarch Financial Management, Inc.

ClearBridge Advisors, LLC

DISTRIBUTOR

Legg Mason Investor Services, LLC

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Capital Preservation Fund II.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

©2007 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD02665 12/07

Legg Mason Partners Capital Preservation Fund II

The Fund is a separate investment series of the Legg Mason Partners Trust II, a Massachusetts business trust.

LEGG MASON PARTNERS CAPITAL PRESERVATION FUND II

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC’s website at www.sec.gov.

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross the Chairman of the Board’s Audit Committee and Jane F. Dasher, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and have designated Mr. Gross and Ms. Dasher as the Audit Committee’s financial experts. Mr. Gross and Ms. Dasher are “independent” Trustees pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2006 and October 31, 2007 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $25,500 in 2006 and $25,500 in 2007.

b) Audit-Related Fees. There were no fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance for the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4.

In addition, there were no Audit-Related Fees billed in the Reporting Period for assurance and related services by the Auditor to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Legg Mason Partners Capital Preservation Fund II (“service affiliates”), that were reasonably related to the performance of the annual audit of the service affiliates. Accordingly, there were no such fees that required pre-approval by the Audit Committee for the Reporting Periods (prior to July 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by PwC or KPMG for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in 2006 and $5,500 in 2007. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item were $25,000 in 2007 for the Legg Mason Partners Capital Preservation Fund II, these services consisted of procedures performed in connection with the Agreed upon Procedures performed as of April 23, 2006.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisor, LLC (“LMPFA”) , and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Capital Preservation Fund II requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre-approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee July implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes July impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services July not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Trust II, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 0% for 2006 and 2007; Tax Fees were 100% and 0% for 2006 and 2007; and Other Fees were 100% and 0% for 2006 and 2007.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Capital Preservation Fund II and LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Capital Preservation Fund II during the reporting period were $0 in 2007.

(h) Yes. Legg Mason Partners Capital Preservation Fund II’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Capital Preservation Fund II or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

Rainer N. K. Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Trust ll

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Trust ll

Date: January 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Trust II

Date:	January 4, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Trust II

Date:	January 4, 2008